UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04267
                                                     ---------

                          INSTITUTIONAL FIDUCIARY TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

            Registrant's telephone number, including area code: (650) 312-2000
                                                                 -------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 12/31/07
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


Contents

SEMIANNUAL REPORT

IFT Money Market Portfolio ................................................    1

Performance Summary .......................................................    3

Your Fund's Expenses ......................................................    4

Financial Highlights and Statement of Investments .........................    6

Financial Statements ......................................................    8

Notes to Financial Statements .............................................   11

The Money Market Portfolios ...............................................   15

Shareholder Information ...................................................   26

--------------------------------------------------------------------------------

Semiannual Report

IFT Money Market Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The IFT Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

This semiannual report for IFT Money Market Portfolio covers the period ended December 31, 2007.

PERFORMANCE OVERVIEW

Declining short-term interest rates during the period under review resulted in a decrease in the Fund's yield. In this environment, the Fund's seven-day effective yield fell from 5.11% on June 30, 2007, to 4.68% on December 31, 2007.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy decelerated during the six-month period ended December 31, 2007. In the third quarter, gross domestic product (GDP) growth advanced at a 4.9% annualized rate, the fastest pace in four years. During the reporting

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

--------------------------------------------------------------------------------

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                                           Semiannual Report | 1

PORTFOLIO BREAKDOWN
12/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Certificates of Deposit                                                    67.7%
--------------------------------------------------------------------------------
Commercial Paper                                                           25.9%
--------------------------------------------------------------------------------
Bank Notes                                                                  4.2%
--------------------------------------------------------------------------------
Repurchase Agreements                                                       1.3%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                           0.3%
--------------------------------------------------------------------------------
Other Net Assets                                                            0.6%
--------------------------------------------------------------------------------

period, consumer spending and personal income supported economic expansion, but signs of a slowing economy became evident as a number of indicators reflected a housing market correction, financial market strains and softening business and consumer spending, as well as upward inflation pressures from increasing food, energy and commodity prices and a weaker dollar. In the fourth quarter, GDP growth slowed to an estimated 0.6% annualized rate.

Oil prices exhibited continued volatility, reaching a historical high in November. Core inflation, which excludes food and energy costs, rose modestly for the period, signaling that inflation risk remains. For December 2007, core inflation had a 12-month increase of 2.4%. 1 The Federal Reserve Board's (Fed's) preferred measure of inflation, the core personal consumption expenditures price index, reported a 12-month increase of 2.2%. 2

As investor uncertainty continued in the latter half of 2007, the Fed was committed to act in an effort to restore normalcy to U.S. financial markets. The Fed cut the discount rate (the Fed's interest rate charged to member banks) four times, bringing the rate to 4.75%. It also lowered the federal funds target rate three times. Minutes released from its December meeting, in which the Fed lowered the federal funds target rate to 4.25%, cited an uncertain outlook for economic growth and inflation and the need for the committee to be "exceptionally alert to economic and financial developments."

Over the period, investors sought relative safety in short-term U.S. Treasuries, Treasury yields declined and the yield curve steepened. Short-term, two- and five-year yields declined significantly, with the two-year bill yielding 3.05% at the end of December, down from 4.87% a year earlier. The 10-year U.S. Treasury note ended December yielding 4.04%, compared with 5.03% at the beginning of the period.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

1. Source: Bureau of Labor Statistics.

2. Source: Bureau of Economic Analysis.


2 | Semiannual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2007, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors
Service. 3

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

PERFORMANCE SUMMARY
SYMBOL: INFXX
12/31/07
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 4.68%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 4.58%
--------------------------------------------------------------------------------
Total annual operating expenses**                                          0.36%
--------------------------------------------------------------------------------

* The seven-day effective yield assumes compounding of daily dividends.

** Figures are as stated in the Fund's prospectus current as of the date of this report.

Annualized and effective yields are for the seven-day period ended 12/31/07. The Fund's average weighted maturity was 23 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.

3. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses.All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


4 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                             VALUE 7/1/07     VALUE 12/31/07   PERIOD* 7/1/07-12/31/07
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,024.50               $1.88
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,023.28               $1.88
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month annualized expense ratio of 0.37%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                           Semiannual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                            DECEMBER 31, 2007                          YEAR ENDED JUNE 30,
                                               (UNAUDITED)             2007         2006         2005         2004          2003
                                            -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ....         $      1.00   $      1.00   $     1.00   $     1.00   $     1.00   $      1.00
                                            -------------------------------------------------------------------------------------
Income from investment operations -
   net investment income ................               0.024         0.050        0.039        0.018        0.007         0.012
Less distributions from net investment
   income ...............................              (0.024)       (0.050)      (0.039)      (0.018)      (0.007)       (0.012)
                                            -------------------------------------------------------------------------------------
Net asset value, end of period ..........         $      1.00   $      1.00   $     1.00   $     1.00   $     1.00   $      1.00
                                            =====================================================================================

Total return a ..........................                2.45%         5.07%        3.94%        1.85%        0.74%         1.20%

RATIOS TO AVERAGE NET ASSETS b

Expenses before waiver and payments
   by affiliates c ......................                0.37%         0.36%        0.37%        0.37%        0.37%         0.36%
Expenses net of waiver and payments
   by affiliates c ......................                0.37%         0.36%        0.37%        0.37%        0.35%         0.35%
Net investment income ...................                4.84%         4.96%        3.88%        1.83%        0.73%         1.19%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .......         $ 3,376,363   $ 4,543,430   $3,005,324   $3,931,546   $3,526,923   $ 2,997,651

a Total return is not annualized for periods less than one year.

b Ratios are annualized for periods less than one year.

c The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


6 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

-------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO                            SHARES            VALUE
-------------------------------------------------------------------------------
  MUTUAL FUND (COST $3,271,421,541) 96.9%
a The Money Market Portfolio, 4.80% .........   3,271,421,541   $ 3,271,421,541
  OTHER ASSETS, LESS LIABILITIES 3.1% .......                       104,941,012
                                                                ---------------
  NET ASSETS 100.0% .........................                   $ 3,376,362,553
                                                                ===============

a The rate shown is the annualized seven-day yield at period end.


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (unaudited)

                                                                ----------------
                                                                  MONEY MARKET
                                                                    PORTFOLIO
                                                                ----------------
Assets:
   Investments in Portfolio, at value and cost ..............   $ 3,271,421,541
Receivables from capital shares sold ........................       158,490,990
                                                                ----------------
         Total assets .......................................     3,429,912,531
                                                                ----------------
Liabilities:
   Payables:
      Capital shares redeemed ...............................        49,089,570
      Affiliates ............................................           633,922
      Distributions to shareholders .........................         3,812,017
   Accrued expenses and other liabilities ...................            14,469
                                                                ----------------
         Total liabilities ..................................        53,549,978
                                                                ----------------
            Net assets, at value ............................   $ 3,376,362,553
                                                                ================
Net assets consist of paid-in capital .......................   $ 3,376,362,553
                                                                ================
Shares outstanding ..........................................     3,376,362,553
                                                                ================
Net asset value per share ...................................   $          1.00
                                                                ================


8 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the six months ended December 31, 2007 (unaudited)

                                                                ----------------
                                                                  MONEY MARKET
                                                                   PORTFOLIO
                                                                ----------------
Investment income:
   Dividends from Portfolio .................................   $   106,644,198
                                                                ----------------
Expenses:
   Administrative fees (Note 3a) ............................         4,240,025
   Unaffiliated transfer agent fees .........................             1,708
   Reports to shareholders ..................................             8,639
   Registration and filing fees .............................            32,186
   Professional fees ........................................            31,602
   Trustees' fees and expenses ..............................            44,543
   Other ....................................................             9,369
                                                                ----------------
         Total expenses .....................................         4,368,072
                                                                ----------------
            Net investment income ...........................       102,276,126
                                                                ----------------
Net increase (decrease) in net assets resulting from
   operations ...............................................   $   102,276,126
                                                                ================


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              -------------------------------------
                                                                                                      MONEY MARKET PORTFOLIO
                                                                                              -------------------------------------
                                                                                                SIX MONTHS ENDED
                                                                                               DECEMBER 31, 2007     YEAR ENDED
                                                                                                  (UNAUDITED)       JUNE 30, 2007
                                                                                              -------------------------------------
Increase (decrease) in net assets:
   Net investment income from operations ...................................................    $    102,276,126   $   201,461,745
                                                                                              -------------------------------------
   Distributions to shareholders from net investment income ................................        (102,276,126)     (201,461,745)
   Capital share transactions (Note 2) .....................................................      (1,167,067,213)    1,538,106,206
                                                                                              -------------------------------------
         Net increase (decrease) in net assets .............................................      (1,167,067,213)    1,538,106,206
Net assets (there is no undistributed net investment income at beginning or end of period):
   Beginning of period .....................................................................       4,543,429,766     3,005,323,560
                                                                                              =====================================
   End of period ...........................................................................    $  3,376,362,553   $ 4,543,429,766
                                                                                              =====================================


10 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Institutional Fiduciary Trust Money Market Portfolio (Fund) included in this report is diversified. The financial statements of the remaining fund in the Trust are presented separately.

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At December 31, 2007, investment companies managed by Advisers or its affiliates owned 3,343,980,287 shares of the Fund.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of December 31, 2007, the Fund owns 55.04% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income receive from the Portfolio are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 11

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                     ------------------------------------
                                                      SIX MONTHS ENDED      YEAR ENDED
                                                     DECEMBER 31, 2007     JUNE 30, 2007
                                                     ------------------------------------
Shares sold ......................................   $  12,725,130,264   $ 24,804,867,168
Shares issued in reinvestment of distributions ...          73,312,863        142,565,950
Shares redeemed ..................................     (13,965,510,340)   (23,409,326,912)
                      ------------------------------------
Net increase (decrease) ..........................   $  (1,167,067,213)  $  1,538,106,206
                                                     ====================================


12 | Semiannual Report

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or trustees of the Portfolio and of the following subsidiaries:

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.20% per year of the average daily net assets of the Fund.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2007, the cost of investments for book and income tax purposes was the same.

5. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


                                                          Semiannual Report | 13

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

5. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

6. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), on December 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of June 30, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


14 | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                           ----------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                           DECEMBER 31, 2007                           YEAR ENDED JUNE 30,
                                              (UNAUDITED)             2007          2006          2005          2004          2003
                                           ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ....         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                           ----------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ................              0.025         0.052         0.041         0.020         0.009         0.014
   Net realized gains (losses) ..........                 --            -- c          --            --            --            --
                                           ----------------------------------------------------------------------------------------
Less distributions from net investment
   income ...............................             (0.025)       (0.052)       (0.041)       (0.020)       (0.009)       (0.014)
                                           ----------------------------------------------------------------------------------------
Net asset value, end of period ..........         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                           ========================================================================================

Total return a ..........................               2.56%         5.28%         4.15%         2.06%         0.94%         1.41%

RATIOS TO AVERAGE NET ASSETS b

Expenses before waiver and payments by
   affiliates and expense reduction .....               0.16%          0.15%        0.16%         0.16%         0.16%         0.15%
Expenses net of waiver and payments by
   affiliates and expense reduction .....               0.16% d       0.15% d       0.16% d       0.16% d       0.15% d       0.15%
Net investment income ...................               5.04%         5.17%         4.09%         2.04%         0.93%         1.39%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .......         $5,943,654    $6,580,101    $4,993,739    $5,676,479    $5,505,394    $5,331,200

a Total return is not annualized for periods less than one year.

b Ratios are annualized for periods less than one year.

c Amount rounds to less than $0.001 per share.

d Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                    PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 100.0%
  BANK NOTE (COST $250,000,000) 4.2%
  Wells Fargo Bank NA, 4.40%, 1/07/08 ......................................................    $    250,000,000    $  250,000,000
                                                                                                                    ---------------
  CERTIFICATES OF DEPOSIT 67.7%
  Abbey National Treasury Service, Stamford Branch, 4.86%, 1/23/08 .........................         225,000,000       225,000,679
  Bank of Ireland, Connecticut Branch, 4.94%, 1/16/08 ......................................          50,000,000        50,000,000
  Bank of Montreal, Chicago Branch, 5.18%, 1/04/08 .........................................         225,000,000       225,000,000
  Bank of Nova Scotia, Portland Branch, 4.71%, 1/08/08 .....................................         225,000,000       225,000,000
  Bank of Scotland, New York Branch, 4.93%, 1/28/08 ........................................          99,500,000        99,505,846
  Banque Nationale De Paris, New York Branch, 5.17%, 1/03/08 ...............................         250,000,000       250,000,138
  Barclays Bank PLC, New York Branch, 4.96% - 5.35%, 1/23/08 - 2/20/08 .....................         100,000,000       100,000,000
  Barclays Bank PLC, New York Branch, 5.02%, 2/22/08 .......................................         150,000,000       150,000,000
  Calyon NY, New York Branch, 5.06%, 3/10/08 ...............................................         275,000,000       275,000,000
  Dexia Bank, New York Branch, 5.10%, 1/14/08 ..............................................         225,000,000       225,000,401
  Dexia Credit Local NY, New York Branch, 4.95%, 2/15/08 ...................................          50,000,000        50,000,617
  Landesbank Hessen Thueringen Girozentrale, 5.20%, 1/10/08 ................................         225,000,000       225,000,554
  Lloyds Bank PLC, New York Branch, 4.92%, 1/18/08 .........................................         275,000,000       275,001,293
  Royal Bank of Canada, New York Branch, 5.06%, 1/15/08 ....................................         225,000,000       225,000,864
  Royal Bank of Scotland NY, New York Branch, 4.80%, 2/04/08 ...............................         225,000,000       225,000,000
  Royal Bank of Scotland NY, New York Branch, 4.96%, 2/20/08 ...............................          50,000,000        50,000,686
  Societe Generale, New York Branch, 4.95%, 3/06/08 ........................................         275,000,000       275,000,000
  Svenska Handelsbanken, New York Branch, 4.87%, 1/22/08 ...................................         225,000,000       225,001,301
  Toronto Dominion Bank, New York Branch, 4.77%, 1/09/08 ...................................         225,000,000       225,000,000
  UBS AG, Stamford Branch, 5.18%, 1/07/08 ..................................................         225,000,000       225,000,185
  Westpac Banking Corp., New York Branch, 5.14%, 1/11/08 ...................................         200,000,000       200,000,821
                                                                                                                    ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $4,024,513,385) ......................................                         4,024,513,385
                                                                                                                    ---------------
b COMMERCIAL PAPER 25.9%

  Bank of Scotland UK Branch, 1/25/08 ......................................................         125,000,000       124,602,500
  Commonwealth Bank of Australia, 1/10/08 - 2/21/08 ........................................          85,000,000        84,693,167
  Commonwealth Bank of Australia, 1/16/08 ..................................................         101,600,000       101,396,800
  Export Development Corp., 1/22/08 ........................................................         199,500,000       198,898,341
  Goldman Sachs Group Inc., 1/07/08 ........................................................          50,000,000        49,956,250
  Internationale Nederlanden U.S., 1/24/08 .................................................         225,000,000       224,311,437
  Merrill Lynch & Co. Inc., 1/02/08 ........................................................         275,000,000       274,959,132
  PepsiCo Inc., 1/10/08 - 1/17/08 ..........................................................          30,150,000        30,110,053
  Procter & Gamble Co., 1/17/08 ............................................................          75,000,000        74,860,000
  Toyota Motor Credit Corp., 2/19/08 .......................................................         225,000,000       223,637,188
  United Parcel Service Inc., 1/17/08 ......................................................         150,000,000       149,720,000
                                                                                                                    ---------------
  TOTAL COMMERCIAL PAPER (COST $1,537,144,868) .............................................                         1,537,144,868
                                                                                                                    ---------------
  U.S. GOVERNMENT AND AGENCY SECURITY (COST $18,533,327) 0.3%
b FHLB, 1/02/08 ............................................................................          18,535,000        18,533,327
                                                                                                                    ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,830,191,580) ....................                         5,830,191,580
                                                                                                                    ---------------


16 | Semiannual Report

The Money Market Portfolios

-----------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                    PRINCIPAL AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
c REPURCHASE AGREEMENT (COST $80,445,000) 1.3%
  Deutsche Morgan Grenfell, 1.50%, 1/02/08 (Maturity Value $80,451,704)
     Collateralized by U.S. Treasury Note, 3.50%, 1/15/11 ..................................    $     80,445,000    $   80,445,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $5,910,636,580) 99.4% ............................................                         5,910,636,580

  OTHER ASSETS, LESS LIABILITIES 0.6% ......................................................                            33,017,900
                                                                                                                    ---------------
  NET ASSETS 100.0% ........................................................................                        $5,943,654,480
                                                                                                                    ===============

SELECTED PORTFOLIO ABBREVIATION

FHLB - Federal Home Loan Bank

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The security is traded on a discount basis with no stated coupon rate.

c See Note 1(b) regarding repurchase agreements.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (unaudited)

                                                                ----------------
                                                                      THE
                                                                  MONEY MARKET
                                                                   PORTFOLIO
                                                                ----------------
Assets:
   Investments in securities, at amortized cost .............   $ 5,830,191,580
   Repurchase agreements, at value and cost .................        80,445,000
                                                                ----------------
         Total investments ..................................   $ 5,910,636,580
   Cash .....................................................             5,684
   Interest receivables .....................................        33,864,419
                                                                ----------------
         Total assets .......................................     5,944,506,683
                                                                ----------------
Liabilities:
   Payables:
      Affiliates ............................................           821,917
      Distributions to shareholders .........................             3,970
   Accrued expenses and other liabilities ...................            26,316
                                                                ----------------
         Total liabilities ..................................           852,203
                                                                ----------------
            Net assets, at value ............................   $ 5,943,654,480
                                                                ----------------
Net assets consist of:
   Paid-in capital ..........................................   $ 5,943,673,949
   Accumulated net realized gain (loss) .....................           (19,469)
                                                                ----------------
            Net assets, at value ............................   $ 5,943,654,480
                                                                ================
Shares outstanding ..........................................     5,943,673,949
                                                                ================
Net asset value per share ...................................   $          1.00
                                                                ================


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2007 (unaudited)

                                                                ----------------
                                                                      THE
                                                                  MONEY MARKET
                                                                   PORTFOLIO
                                                                ----------------
Investment income:
   Interest .................................................   $   175,221,805
                                                                ----------------
Expenses:
   Management fees (Note 3a) ................................         5,062,338
   Custodian fees (Note 4) ..................................            59,656
   Reports to shareholders ..................................             4,925
   Professional fees ........................................            35,762
   Other ....................................................            65,438
                                                                ----------------
      Total expenses ........................................         5,228,119
      Expense reductions (Note 4) ...........................              (163)
                                                                ----------------
         Net expenses .......................................         5,227,956
                                                                ----------------
            Net investment income ...........................       169,993,849
                                                                ----------------
Net increase (decrease) in net assets resulting
   from operations ..........................................   $   169,993,849
                                                                ================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               -------------------------------------
                                                                                                    THE MONEY MARKET PORTFOLIO
                                                                                               -------------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                               DECEMBER 31, 2007     YEAR ENDED
                                                                                                  (UNAUDITED)       JUNE 30, 2007
                                                                                               -------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................................   $     169,993,849   $   318,082,571
      Net realized gain (loss) from investments ............................................                  --           (19,469)
                                                                                               -------------------------------------
         Net increase (decrease) in net assets resulting from operations ...................         169,993,849       318,063,102
                                                                                               -------------------------------------
   Distributions to shareholders from net investment income ................................        (169,993,849)     (318,082,571)
   Capital share transactions (Note 2) .....................................................        (636,446,832)    1,586,381,761
                                                                                               -------------------------------------
         Net increase (decrease) in net assets .............................................        (636,446,832)    1,586,362,292
Net assets (there is no undistributed net investment income at beginning or end of period):
   Beginning of period .....................................................................       6,580,101,312     4,993,739,020
                                                                                               =====================================
   End of period ...........................................................................   $   5,943,654,480   $ 6,580,101,312
                                                                                               =====================================


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 31, 2007. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 21

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                    ---------------------------------------
                                                     SIX MONTHS ENDED        YEAR ENDED
                                                     DECEMBER 31, 2007     JUNE 30, 2007
                                                    ---------------------------------------
Shares sold .....................................   $  4,179,828,442      $  9,565,818,487
Shares issued on merger (Note 6) ................                 --            84,125,474
Shares issued in reinvestment of distributions ..        169,997,366           318,075,338
Shares redeemed .................................     (4,986,272,640)       (8,381,637,538)
                                                    --------------------------------------
Net increase (decrease) .........................   $   (636,446,832)     $  1,586,381,761
                                                    ======================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent


22 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2007, the shares of the Portfolio were owned by the following funds:

                                                                              -------------------------------------
                                                                                                  PERCENTAGE OF
                                                                                   SHARES       OUTSTANDING SHARES
                                                                              -------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ....................     3,271,421,541          55.04%
Franklin Money Fund .......................................................     2,305,549,217          38.79%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund .......       221,989,467           3.74%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...............       144,713,724           2.43%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2007, the Portfolio deferred realized capital losses of $19,469.

At December 31, 2007, the cost of investments for book and income tax purposes was the same.

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Franklin Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The


                                                          Semiannual Report | 23

The Money Market Portfolios

6. MERGER (CONTINUED)

Franklin Money Fund then used the share of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

--------------------------------------------------------------------------------
FUND NAME                                             SHARES AT $1.00 PER SHARE
--------------------------------------------------------------------------------
The U.S. Government Money Market Portfolio .......            84,125,474
The Money Market Portfolio .......................         5,604,232,120
The Money Market Portfolio - post merger .........         5,688,357,594

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


24 | Semiannual Report

The Money Market Portfolios

8. NEW ACCOUNTING PRONOUNCEMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), on December 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Trust reviewed the tax positions for each of the three open tax years as of June 30, 2007 and have determined that the adoption of FIN 48 did not have a material impact on the Portfolio's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 25

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

IFT MONEY MARKET PORTFOLIO

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


26 | Semiannual Report








--------------------------------------------------------------------------------
                 DECEMBER 31, 2007
--------------------------------------------------------------------------------

SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                  FRANKLIN CASH
                                  RESERVES FUND
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                       FRANKLIN o Templeton o Mutual Series

Contents

SEMIANNUAL REPORT

Franklin Cash Reserves Fund .............................................     1

Performance Summary .....................................................     3

Your Fund's Expenses ....................................................     4

Financial Highlights & Statement of Investments .........................     6

Financial Statements ....................................................     8

Notes to Financial Statements ...........................................    11

The Money Market Portfolios .............................................    15

Shareholder Information .................................................    26

--------------------------------------------------------------------------------
Semiannual Report

Franklin Cash Reserves Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Cash Reserves Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal and policies. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------
This semiannual report for Franklin Cash Reserves Fund covers the period ended December 31, 2007.

PERFORMANCE OVERVIEW

Declining short-term interest rates during the period under review resulted in a decrease in the Fund's yield. In this environment, the Fund's seven-day effective yield fell from 4.61% on June 30, 2007, to 4.28% on December 31, 2007.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
ECONOMIC AND MARKET OVERVIEW

The U.S. economy decelerated during the six-month period ended December 31, 2007. In the third quarter, gross domestic product (GDP) growth advanced at a 4.9% annualized rate, the fastest pace in four years. During the reporting

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

--------------------------------------------------------------------------------

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                                           Semiannual Report | 1

PORTFOLIO BREAKDOWN
12/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Certificates of Deposit                                                   67.7%
--------------------------------------------------------------------------------
Commercial Paper                                                          25.9%
--------------------------------------------------------------------------------
Bank Notes                                                                 4.2%
--------------------------------------------------------------------------------
Repurchase Agreements                                                      1.3%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                          0.3%
--------------------------------------------------------------------------------
Other Net Assets                                                           0.6%
--------------------------------------------------------------------------------

period, consumer spending and personal income supported economic expansion, but signs of a slowing economy became evident as a number of indicators reflected a housing market correction, financial market strains and softening business and consumer spending, as well as upward inflation pressures from increasing food, energy and commodity prices and a weaker dollar. In the fourth quarter, GDP growth slowed to an estimated 0.6% annualized rate.

Oil prices exhibited continued volatility, reaching a historical high in November. Core inflation, which excludes food and energy costs, rose modestly for the period, signaling that inflation risk remains. For December 2007, core inflation had a 12-month increase of 2.4%. 1 The Federal Reserve Board's (Fed's) preferred measure of inflation, the core personal consumption expenditures price index, reported a 12-month increase of 2.2%. 2

As investor uncertainty continued in the latter half of 2007, the Fed was committed to act in an effort to restore normalcy to U.S. financial markets. The Fed cut the discount rate (the Fed's interest rate charged to member banks) four times, bringing the rate to 4.75%. It also lowered the federal funds target rate three times. Minutes released from its December meeting, in which the Fed lowered the federal funds target rate to 4.25%, cited an uncertain outlook for economic growth and inflation and the need for the committee to be "exceptionally alert to economic and financial developments."

Over the period, investors sought relative safety in short-term U.S. Treasuries, Treasury yields declined and the yield curve steepened. Short-term, two- and five-year yields declined significantly, with the two-year bill yielding 3.05% at the end of December, down from 4.87% a year earlier. The 10-year U.S. Treasury note ended December yielding 4.04%, compared with 5.03% at the beginning of the period.

1. Source: Bureau of Labor Statistics.

2. Source: Bureau of Economic Analysis.


2 | Semiannual Report

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2007, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors
Service. 3

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

3. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PERFORMANCE SUMMARY
SYMBOL: INRXX
12/31/07

--------------------------------------------------------------------------------
Seven-day effective yield*                                                4.28%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                4.19%
--------------------------------------------------------------------------------
   Total annual operating expenses**
--------------------------------------------------------------------------------
      Without waiver                                                      0.83%
--------------------------------------------------------------------------------
      With waiver                                                         0.81%
--------------------------------------------------------------------------------

The administrator has contractually agreed to limit Fund expenses so that total annual operating expenses do not exceed 0.81% (other than certain non-routine expenses) until 10/31/08. If the administrator had not taken this action, the Fund's annualized and effective yields for the period would have been 4.19% and 4.28%.

* The seven-day effective yield assumes compounding of daily dividends.

** Figures are as stated in the Fund's prospectus current as of the date of this report.

Annualized and effective yields are for the seven-day period ended 12/31/07. The Fund's average weighted maturity was 23 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                                                           Semiannual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


4 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT       ENDING ACCOUNT          EXPENSES PAID DURING
                                               VALUE 7/1/07         VALUE 12/31/07        PERIOD* 7/1/07-12/31/07
------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,022.40                   $4.07
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,021.11                   $4.06
------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waiver, of 0.80%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                           Semiannual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CASH RESERVES FUND

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                     DECEMBER
                                                     31, 2007                                YEAR ENDED JUNE 30,
                                                    (UNAUDITED)        2007              2006        2005         2004      2003
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............     $   1.00       $   1.00       $   1.00     $   1.00    $    1.00    $   1.00
                                                    -------------------------------------------------------------------------------
Income from investment operations -
   net investment income ........................        0.022          0.045          0.034        0.013        0.002       0.007
Less distributions from net investment income ...       (0.022)        (0.045)        (0.034)      (0.013)      (0.002)     (0.007)
                                                    -------------------------------------------------------------------------------
Net asset value, end of period ..................     $   1.00       $   1.00       $   1.00     $   1.00    $    1.00    $   1.00
                                                    ===============================================================================

Total return a ..................................         2.24%          4.56%          3.49%        1.36%        0.21%       0.70%

RATIOS TO AVERAGE NET ASSETS b
Expenses before waiver and payments
   by affiliates c ..............................         0.82%          0.87%          0.84%        0.98%        1.06%       0.96%
Expenses net of waiver and payments
   by affiliates c ..............................         0.80%          0.85%          0.81%        0.85%        0.85%       0.88%
Net investment income ...........................         4.40%          4.48%          3.35%        1.34%        0.23%       0.66%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............     $144,941       $141,685       $142,192     $190,179    $ 196,808    $231,196

a Total return is not annualized for periods less than one year.

b Ratios are annualized for periods less than one year.

c The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


6 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CASH RESERVES FUND                                                                             SHARES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
   MUTUAL FUND (COST $144,713,724) 99.8%
a The Money Market Portfolio, 4.80% ..............................................................   144,713,724    144,713,724
   OTHER ASSETS, LESS LIABILITIES 0.2% ...........................................................                      227,682
                                                                                                                   -------------
   NET ASSETS 100.0% .............................................................................                 $144,941,406
                                                                                                                   =============

a The rate shown is the annualized seven-day yield at period end.


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (unaudited)
                                                                  --------------
                                                                     FRANKLIN
                                                                  CASH RESERVES
                                                                       FUND
                                                                  --------------
Assets:
   Investments in Portfolio, at value and cost ................   $ 144,713,724
   Receivables from capital shares sold .......................         460,637
                                                                  --------------
         Total assets .........................................     145,174,361
                                                                  --------------
Liabilities:
   Payables:
      Capital shares redeemed .................................          56,859
      Affiliates ..............................................          96,145
      Distributions to shareholders ...........................          21,448
      Reports to shareholders .................................          25,198
      Professional fees .......................................          14,513
      Unaffiliated transfer agent fees ........................          17,665
   Accrued expenses and other liabilities .....................           1,127
                                                                  --------------
         Total liabilities ....................................         232,955
                                                                  --------------
            Net assets, at value ..............................   $ 144,941,406
                                                                  ==============
Net assets consist of paid-in capital .........................   $ 144,941,406
                                                                  ==============
Shares outstanding ............................................     144,941,406
                                                                  ==============
Net asset value per share .....................................   $        1.00
                                                                  ==============


8 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the six months ended December 31, 2007 (unaudited)

                                                                  --------------
                                                                    FRANKLIN
                                                                  CASH RESERVES
                                                                      FUND
                                                                  --------------
Investment income:
   Dividends from Portfolio ...................................   $   3,607,288
                                                                  --------------
Expenses:
   Administrative fees (Note 3a) ..............................         178,731
   Distribution fees (Note 3b) ................................         145,757
   Transfer agent fees (Note 3c) ..............................         118,610
   Reports to shareholders ....................................           6,596
   Registration and filing fees ...............................           8,792
   Professional fees ..........................................          11,894
   Trustees' fees and expenses ................................           1,274
   Other ......................................................           3,488
                                                                  --------------
       Total expenses .........................................         475,142
       Expenses waived/paid by affiliates (Note 3d) ...........          (9,352)
                                                                  --------------
          Net expenses ........................................         465,790
                                                                  --------------
             Net investment income ............................       3,141,498
                                                                  --------------
Net increase (decrease) in net assets resulting from
   operations .................................................   $   3,141,498
                                                                  ==============


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 ----------------------------------
                                                                                                    FRANKLIN CASH RESERVES FUND
                                                                                                 ----------------------------------
                                                                                                  SIX MONTHS ENDED
                                                                                                 DECEMBER 31, 2007     YEAR ENDED
                                                                                                    (UNAUDITED)      JUNE 30, 2007
                                                                                                 ----------------------------------
Increase (decrease) in net assets:
   Net investment income from operations .....................................................        $  3,141,498   $   6,256,241
                                                                                                 ----------------------------------
   Distributions to shareholders from net investment income ..................................          (3,141,498)     (6,256,241)
   Capital share transactions (Note 2) .......................................................           3,256,847        (507,642)
                                                                                                 ----------------------------------
      Net increase (decrease) in net assets ..................................................           3,256,847        (507,642)
Net assets (there is no undistributed net investment income at beginning or end of period):

   Beginning of period .......................................................................         141,684,559     142,192,201
                                                                                                 ==================================
   End of period .............................................................................        $144,941,406   $ 141,684,559
                                                                                                 ==================================


10 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Franklin Cash Reserves Fund (Fund) included in this report is diversified. The financial statements of the remaining fund in the Trust are presented separately.

The Fund invests substantially all of its assets in the Money Market Portfolio (Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of December 31, 2007, the Fund owns 2.43% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                          Semiannual Report | 11

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                    ---------------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                    DECEMBER 31, 2007  JUNE 30, 2007
                                                    ---------------------------------
Shares sold ......................................  $      45,147,621  $  81,098,224
Shares issued in reinvestment of distributions ...          3,141,385      6,194,399
Shares redeemed ..................................        (45,032,159)   (87,800,265)
                                                    ---------------------------------
Net increase (decrease) ..........................  $       3,256,847  $    (507,642)
                                                    =================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or trustees of the Portfolio and of the following subsidiaries:

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


12 | Semiannual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.25% per year of the average daily net assets of the Fund.

B. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted a reimbursement distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% per year of its average daily net assets. Costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

C. TRANSFER AGENT FEES

For the period ended December 31, 2007, the Fund paid transfer agent fees of $118,610, of which $92,572 was retained by Investor Services.

D. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to waive all or a portion of its fees and to assume payment of other expenses through October 31, 2008. Total expenses waived are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After October 31, 2008, Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

4. INCOME TAXES

At December 31, 2007, the cost of investments for book and income tax purposes was the same.

5. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


                                                          Semiannual Report | 13

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

5. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

6. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), on December 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of June 30, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


14 | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                           DECEMBER 31, 2007                             YEAR ENDED JUNE 30,
                                              (UNAUDITED)             2007          2006          2005          2004           2003
                                           -----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ....         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $      1.00
                                           -----------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ................              0.025         0.052         0.041         0.020         0.009          0.014
   Net realized gains (losses) ..........                 --            -- c          --            --            --             --
                                           -----------------------------------------------------------------------------------------
Less distributions from net investment
   income ...............................             (0.025)       (0.052)       (0.041)       (0.020)       (0.009)        (0.014)
                                           -----------------------------------------------------------------------------------------
Net asset value, end of period ..........         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $      1.00
                                           =========================================================================================

Total return a ...........................              2.56%         5.28%         4.15%         2.06%         0.94%          1.41%

RATIOS TO AVERAGE NET ASSETS b
Expenses before waiver and payments
   by affiliates and expense reduction ..               0.16%         0.15%         0.16%         0.16%         0.16%          0.15%
Expenses net of waiver and payments
   by affiliates and expense reduction ..               0.16% d       0.15% d       0.16% d       0.16% d       0.15% d        0.15%
Net investment income ...................               5.04%         5.17%         4.09%         2.04%         0.93%          1.39%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .......         $5,943,654    $6,580,101    $4,993,739    $5,676,479    $5,505,394    $ 5,331,200

a Total return is not annualized for periods less than one year.

b Ratios are annualized for periods less than one year.

c Amount rounds to less than $0.001 per share.

d Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIO                                                                  PRINCIPAL AMOUNT a          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 100.0%
  BANK NOTE (COST $250,000,000) 4.2%
  Wells Fargo Bank NA, 4.40%, 1/07/08 ...................................................   $    250,000,000       $   250,000,000
                                                                                                                   ----------------
  CERTIFICATES OF DEPOSIT 67.7%
  Abbey National Treasury Service, Stamford Branch, 4.86%, 1/23/08 ......................        225,000,000           225,000,679
  Bank of Ireland, Connecticut Branch, 4.94%, 1/16/08 ...................................         50,000,000            50,000,000
  Bank of Montreal, Chicago Branch, 5.18%, 1/04/08 ......................................        225,000,000           225,000,000
  Bank of Nova Scotia, Portland Branch, 4.71%, 1/08/08 ..................................        225,000,000           225,000,000
  Bank of Scotland, New York Branch, 4.93%, 1/28/08 .....................................         99,500,000            99,505,846
  Banque Nationale De Paris, New York Branch, 5.17%, 1/03/08 ............................        250,000,000           250,000,138
  Barclays Bank PLC, New York Branch, 4.96% - 5.35%, 1/23/08 - 2/20/08 ..................        100,000,000           100,000,000
  Barclays Bank PLC, New York Branch, 5.02%, 2/22/08 ....................................        150,000,000           150,000,000
  Calyon NY, New York Branch, 5.06%, 3/10/08 ............................................        275,000,000           275,000,000
  Dexia Bank, New York Branch, 5.10%, 1/14/08 ...........................................        225,000,000           225,000,401
  Dexia Credit Local NY, New York Branch, 4.95%, 2/15/08 ................................         50,000,000            50,000,617
  Landesbank Hessen Thueringen Girozentrale, 5.20%, 1/10/08 .............................        225,000,000           225,000,554
  Lloyds Bank PLC, New York Branch, 4.92%, 1/18/08 ......................................        275,000,000           275,001,293
  Royal Bank of Canada, New York Branch, 5.06%, 1/15/08 .................................        225,000,000           225,000,864
  Royal Bank of Scotland NY, New York Branch, 4.80%, 2/04/08 ............................        225,000,000           225,000,000
  Royal Bank of Scotland NY, New York Branch, 4.96%, 2/20/08 ............................         50,000,000            50,000,686
  Societe Generale, New York Branch, 4.95%, 3/06/08 .....................................        275,000,000           275,000,000
  Svenska Handelsbanken, New York Branch, 4.87%, 1/22/08 ................................        225,000,000           225,001,301
  Toronto Dominion Bank, New York Branch, 4.77%, 1/09/08 ................................        225,000,000           225,000,000
  UBS AG, Stamford Branch, 5.18%, 1/07/08 ...............................................        225,000,000           225,000,185
  Westpac Banking Corp., New York Branch, 5.14%, 1/11/08 ................................        200,000,000           200,000,821
                                                                                                                   ----------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $4,024,513,385) ...................................                            4,024,513,385
                                                                                                                   ----------------
b COMMERCIAL PAPER 25.9%
  Bank of Scotland UK Branch, 1/25/08 ...................................................        125,000,000           124,602,500
  Commonwealth Bank of Australia, 1/10/08 - 2/21/08 .....................................         85,000,000            84,693,167
  Commonwealth Bank of Australia, 1/16/08 ...............................................        101,600,000           101,396,800
  Export Development Corp., 1/22/08 .....................................................        199,500,000           198,898,341
  Goldman Sachs Group Inc., 1/07/08 .....................................................         50,000,000            49,956,250
  Internationale Nederlanden U.S., 1/24/08 ..............................................        225,000,000           224,311,437
  Merrill Lynch & Co. Inc., 1/02/08 .....................................................        275,000,000           274,959,132
  PepsiCo Inc., 1/10/08 - 1/17/08 .......................................................         30,150,000            30,110,053
  Procter & Gamble Co., 1/17/08 .........................................................         75,000,000            74,860,000
  Toyota Motor Credit Corp., 2/19/08 ....................................................        225,000,000           223,637,188
  United Parcel Service Inc., 1/17/08 ...................................................        150,000,000           149,720,000
                                                                                                                   ----------------
  TOTAL COMMERCIAL PAPER (COST $1,537,144,868) ..........................................                            1,537,144,868
                                                                                                                   ----------------
  U.S. GOVERNMENT AND AGENCY SECURITY (COST $18,533,327) 0.3%
b FHLB, 1/02/08 .........................................................................         18,535,000            18,533,327
                                                                                                                   ----------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,830,191,580) ..................                            5,830,191,580
                                                                                                                   ----------------


16 | Semiannual Report

The Money Market Portfolios

-----------------------------------------------------------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIO                                                                  PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
c REPURCHASE AGREEMENT (COST $80,445,000) 1.3%
  Deutsche Morgan Grenfell, 1.50%, 1/02/08 (Maturity Value $80,451,704)
     Collateralized by U.S. Treasury Note, 3.50%, 1/15/11 ...............................   $     80,445,000       $    80,445,000
                                                                                                                   ----------------
  TOTAL INVESTMENTS (COST $5,910,636,580) 99.4% .........................................                            5,910,636,580
  OTHER ASSETS, LESS LIABILITIES 0.6% ...................................................                               33,017,900
                                                                                                                   ----------------
  NET ASSETS 100.0% .....................................................................                          $ 5,943,654,480
                                                                                                                   ================

SELECTED PORTFOLIO ABBREVIATION

FHLB - Federal Home Loan Bank

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The  security is traded on a discount  basis with no stated  coupon rate.

c See Note 1(b) regarding repurchase agreements.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (unaudited)

                                                                ----------------
                                                                       The
                                                                  Money Market
                                                                    Portfolio
                                                                ---------------
Assets:
   Investments in securities, at amortized cost .............   $ 5,830,191,580
   Repurchase agreements, at value and cost .................        80,445,000
                                                                ----------------
         Total investments ..................................   $ 5,910,636,580
   Cash .....................................................             5,684
   Interest receivables .....................................        33,864,419
                                                                ----------------
         Total assets .......................................     5,944,506,683
                                                                ----------------
Liabilities:
   Payables:
      Affiliates ............................................           821,917
      Distributions to shareholders .........................             3,970
Accrued expenses and other liabilities ......................            26,316
                                                                ----------------
         Total liabilities ..................................           852,203
                                                                ----------------
            Net assets, at value ............................   $ 5,943,654,480
                                                                ----------------
Net assets consist of:
   Paid-in capital ..........................................   $ 5,943,673,949
   Accumulated net realized gain (loss) .....................           (19,469)
            Net assets, at value ............................   $ 5,943,654,480
                                                                ================
Shares outstanding ..........................................     5,943,673,949
                                                                ================
Net asset value per share ...................................   $          1.00
                                                                ================


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2007 (unaudited)

                                                                ----------------
                                                                       The
                                                                  Money Market
                                                                    Portfolio
                                                                ----------------
Investment income:
   Interest .................................................   $   175,221,805
                                                                ----------------
Expenses:
   Management fees (Note 3a) ................................         5,062,338
   Custodian fees (Note 4) ..................................            59,656
   Reports to shareholders ..................................             4,925
   Professional fees ........................................            35,762
   Other ....................................................            65,438
                                                                ----------------
         Total expenses .....................................         5,228,119
         Expense reductions (Note 4) ........................              (163)
                                                                ----------------
            Net expenses ....................................         5,227,956
               Net investment income ........................       169,993,849
                                                                ----------------
Net increase (decrease) in net assets resulting from
   operations ...............................................   $   169,993,849
                                                                ================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  -----------------------------------
                                                                      The Money Market Portfolio
                                                                  -----------------------------------
                                                                  Six Months Ended
                                                                  December 31, 2007      Year Ended
                                                                     (unaudited)       June 30, 2007
                                                                  ------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...................................   $     169,993,849   $   318,082,571
      Net realized gain (loss) from investments ...............                  --           (19,469)
                                                                  ------------------------------------
         Net increase (decrease) in net assets resulting
            from operations ...................................         169,993,849       318,063,102
                                                                  ------------------------------------
   Distributions to shareholders from net investment income            (169,993,849)     (318,082,571)
   Capital share transactions (Note 2) ........................        (636,446,832)    1,586,381,761
                                                                  ------------------------------------
         Net increase (decrease) in net assets ................        (636,446,832)    1,586,362,292
Net assets (there is no undistributed net investment
   income at beginning or end of period):
   Beginning of period ........................................       6,580,101,312     4,993,739,020
                                                                  ====================================
   End of period ..............................................   $   5,943,654,480   $ 6,580,101,312
                                                                  ====================================


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 31, 2007. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 21

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                    -------------------------------------------
                                                      SIX MONTHS ENDED          YEAR ENDED
                                                      DECEMBER 31, 2007       JUNE 30, 2007
                                                    -------------------------------------------
Shares sold .....................................   $       4,179,828,442   $    9,565,818,487
Shares issued on merger (Note 6) ................                      --           84,125,474
Shares issued in reinvestment of distributions ..             169,997,366          318,075,338
Shares redeemed .................................          (4,986,272,640)      (8,381,637,538)
                                                    -------------------------------------------
Net increase (decrease) .........................   $        (636,446,832)  $    1,586,381,761
                                                    ===========================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

-----------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
-----------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


22 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2007, the shares of the Portfolio were owned by the following funds:

                                                                 ----------------------------------
                                                                                   PERCENTAGE OF
                                                                    SHARES       OUTSTANDING SHARES
                                                                 ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio .......   3,271,421,541         55.04%
Franklin Money Fund ..........................................   2,305,549,217         38.79%
Franklin Templeton Money Fund Trust -
   Franklin Templeton Money Fund .............................     221,989,467          3.74%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..     144,713,724          2.43%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2007, the Portfolio deferred realized capital losses of $19,469.

At December 31, 2007, the cost of investments for book and income tax purposes was the same.

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Franklin Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The


                                                          Semiannual Report | 23

The Money Market Portfolios

6. MERGER (CONTINUED)

Franklin Money Fund then used the share of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

--------------------------------------------------------------------------------
FUND NAME                                             SHARES AT $1.00 PER SHARE
--------------------------------------------------------------------------------
The U.S. Government Money Market Portfolio ........                  84,125,474
The Money Market Portfolio ........................               5,604,232,120
The Money Market Portfolio - post merger ..........               5,688,357,594

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


24 | Semiannual Report

The Money Market Portfolios

8. NEW ACCOUNTING PRONOUNCEMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), on December 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Trust reviewed the tax positions for each of the three open tax years as of June 30, 2007 and have determined that the adoption of FIN 48 did not have a material impact on the Portfolio's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 25

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

FRANKLIN CASH RESERVES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


26 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

SEMIANNUAL REPORT

FRANKLIN CASH RESERVES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

SHAREHOLDER SERVICES

1-800/342-5236
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


149 S2007 02/08

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

ITEM 6. SCHEDULE OF INVESTMENTS. N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 27, 2008